Share-based payments	6 Months Ended
Jun. 30, 2019
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Share-based payments

7. Share-based payments

The Company has three share-based payment plans, including a U.S. sub-plan, for its employees, directors and consultants. The share options granted will be settled in equity.

As detailed in the table below, during the six months ended June 30, 2019, an aggregate of 1,088,150 share options were granted under the Company’s U.K. share-based payment plans and under the U.S. share option sub-plan. Options granted under these plans will vest if the option holder remains under respective contract of employment or contract of service for the agreed vesting period. The share options granted in the period will vest equally over a period of four years.

The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan. As the Company completed its initial public offering in October 2017, it is not possible to derive historical volatility from the Company’s ADSs prior to October 2017. The underlying expected volatility was therefore determined by using the historical volatility of similar listed entities as a proxy. The volatility percentage applied to each tranche is the average of the historical volatility of comparable companies to the Company.

The following weighted average principal assumptions were used in calculating the fair values of options granted:

	Options granted on
	Mar 13, 2019	May 15, 2019
Vesting dates	Mar 13, 2020	May 15, 2020
	Mar 13, 2021	May 15, 2021
	Mar 13, 2022	May 15, 2022
	Mar 13, 2023	May 15, 2023
Volatility	69.05%	69.08%
Dividend yield	0%	0%
Risk-free investment rate	0.85%	0.77%
Fair value of option at grant date	£5.46	£6.07
Fair value of share at grant date	£10.13	£11.26
Exercise price at date of grant	£10.13	£11.26
Lapse date	Mar 13, 2029	May 15, 2029
Expected option life (years)	4.50	4.50
Number of options granted	120,750	967,400

For the three months ended June 30, 2019, the Company has recognized £0.8 million of share-based payment expense in the statement of operations (three months ended June 30, 2018: £0.6 million). For the six months ended June 30, 2019, the Company has recognized £1.2 million of share-based payment expense in the statement of operations (six months ended June 30, 2018: £1.0 million).